Basis of preparation and material accounting policies (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Considerations to minimum cash guarantee, period	4 years
Ontario Teachers' Pension Plan | New Afton
Disclosure of detailed information about property, plant and equipment [line items]
Free cash flow interest	46.00%
Plant and machinery | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	3 years
Plant and machinery | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	9 years	8 years
Mobile equipment | Bottom of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	5 years
Mobile equipment | Top of range
Disclosure of detailed information about property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment	6 years
Minera San Xavier S.A. de C.V.
Disclosure of detailed information about property, plant and equipment [line items]
Proportion of ownership interest in subsidiary	100.00%	100.00%